Note 18 - Exploration and Evaluation Assets - Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Balance		$ 7,139	[1]	$ 6,967
- Consumables and drilling		189		3
- Contractor				93
- Labour		46		40
- Power		24		36
- Option payments		2,800
Reallocate to assets held for sale (note 21.1) ~	[2]	(500)
Impairment ~	[2]	(2,930)
Balance		6,768		7,139	[1]
Glen Hume [Member]
Statement Line Items [Line Items]
Balance
- Consumables and drilling		161
- Contractor
- Labour
- Power
- Option payments		2,500
Reallocate to assets held for sale (note 21.1) ~	[2]
Impairment ~	[2]
Balance		2,661
Connemara North [Member]
Statement Line Items [Line Items]
Balance
- Consumables and drilling
- Contractor
- Labour
- Power
- Option payments		300
Reallocate to assets held for sale (note 21.1) ~	[2]
Impairment ~	[2]
Balance		300
GG [member]
Statement Line Items [Line Items]
Balance		3,441		3,347
- Consumables and drilling		28		6
- Contractor				36
- Labour		35		32
- Power		19		20
- Option payments
Reallocate to assets held for sale (note 21.1) ~	[2]
Impairment ~	[2]
Balance		3,523		3,441
Eagle Vulture, Mascot and Penzance [member]
Statement Line Items [Line Items]
Balance		3,416		3,344
- Consumables and drilling				(3)
- Contractor				57
- Labour		11		8
- Power		3		10
- Option payments
Reallocate to assets held for sale (note 21.1) ~	[2]	(500)
Impairment ~	[2]	(2,930)
Balance				3,416
Sabiwa [member]
Statement Line Items [Line Items]
Balance		282		276
- Consumables and drilling
- Contractor
- Labour
- Power		2		6
- Option payments
Reallocate to assets held for sale (note 21.1) ~	[2]
Impairment ~	[2]
Balance		$ 284		$ 282

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.
[2]	Management determined the fair value of Eagle Vulture, Mascot and Penzance as the future sale price as agreed by independent parties in the sale contract that amounted to $500. The carrying amount of Eagle Vulture, Mascot and Penzance before the impairment was $3,430 and the write down resulted in an impairment expense of $2,930. The $500 carrying value was reallocated to Assets held for sale in December, 2020.